Investment Objectives and Goals - iShares Floating Rate Loan Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES FLOATING RATE LOAN ACTIVE ETF Ticker: BRLN Stock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Floating Rate Loan Active ETF (the “Fund”) primarily seeks to provide high current income and
Objective, Secondary [Text Block]	secondarily seeks to provide long-term capital appreciation.